COMBINED CONDENSED FINANCIAL STATEMENTS OF BROOKFIELD ASSET MANAGEMENT REINSURANCE PARTNERS LTD - Schedule I – Combined Condensed Statements Of Changes In Equity (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Beginning balance		$ 83		$ 66	$ 52
Net income (loss)		(44)		1	6
Other comprehensive income (loss)		(15)		3	3
Comprehensive income (loss)		(59)		4	9
Equity issuances / Reorganization		1,424	[1]	13	5
Return of capital	[2]	(3)
Common control transaction adjustments	[3]	(10)
Total change in year		1,352		17	14
Ending balance		1,435		83	66
BROOKFIELD ASSET MANAGEMENT REINSURANCE PARTNERS LTD.
Beginning balance		83		66	52
Net income (loss)		(44)		1	6
Other comprehensive income (loss)		(15)		3	3
Comprehensive income (loss)		(59)		4	9
Equity issuances / Reorganization		1,424		13	5
Return of capital		(3)
Common control transaction adjustments		(10)
Ending balance		1,435		83	66
BROOKFIELD ASSET MANAGEMENT REINSURANCE PARTNERS LTD. | Share Capital
Beginning balance		78		65	60
Net income (loss)		0		0	0
Other comprehensive income (loss)		0		0	0
Comprehensive income (loss)		0		0	0
Equity issuances / Reorganization		1,424		13	5
Return of capital		(3)
Common control transaction adjustments		0
Ending balance		1,499		78	65
BROOKFIELD ASSET MANAGEMENT REINSURANCE PARTNERS LTD. | Accumulated Surplus (Deficit)
Beginning balance		1		0	(6)
Net income (loss)		(44)		1	6
Other comprehensive income (loss)		0		0	0
Comprehensive income (loss)		(44)		1	6
Equity issuances / Reorganization		0		0	0
Return of capital		0
Common control transaction adjustments		(5)
Ending balance		(48)		1	0
BROOKFIELD ASSET MANAGEMENT REINSURANCE PARTNERS LTD. | Accumulated Other Comprehensive Income (Loss)
Beginning balance		4		1	(2)
Net income (loss)		0		0	0
Other comprehensive income (loss)		(15)		3	3
Comprehensive income (loss)		(15)		3	3
Equity issuances / Reorganization		0		0	0
Return of capital		0
Common control transaction adjustments		(5)
Ending balance		$ (16)		$ 4	$ 1

[1]	See Note 1(b) for details regarding the Spin-off and reorganization.
[2]	The Company distributed $0.13 in the form of a return of capital per each Class A exchangeable and Class B share in the third and fourth quarters of 2021.
[3]	See Note 2(c) for details regarding the common control transaction.